Consolidated Statement of Comprehensive Income (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Comprehensive Income [Abstract]
Net income	3,167	2,612	2,680
Foreign exchange gain (loss) on:
Foreign currency translation adjustments - pre-tax	75	46	(5)
Pension and other postretirement benefit plans:
Net Change Pension Other Postretirement Benefit Plans PreTax	(995)	1,775	(540)
Derivative instruments	1	0	0
Other comprehensive loss before income taxes	(921)	1,821	(545)
Income tax recovery (expense)	344	(414)	127
Other comprehensive loss	(577)	1,407	(418)
Comprehensive income	2,590	4,019	2,262